Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Parenthetical) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Variable Interest Entity [Line items]
Sensitivity analysis for material retained interest	¥ 235	¥ 288
Retained interests	¥ 251	¥ 300
Minimum [Member]
Variable Interest Entity [Line items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%